Prepaid expenses and other current assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Advanced income and non-income taxes		$ 648,729	$ 676,276
Deposits		349,041	342,157
Prepaid expenses		913,101	743,006
Contract assets		283,772	266,195
Advance to related party (note 28)		1,797,313
Promissory note	[1]	686,690
Other receivables		284,622	222,669
Total prepaid expenses and other current assets		$ 4,963,268	$ 2,250,303

[1]	KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to the Company to be drawn down in two instalments with $343,345 being the first installment in November 2022. No interest shall accrue on promissory note and these are payable by the KludeIn on the earlier of (a) the date that KludeIn consummates the initial business combination and (b) the date of the liquidation of the KludeIn.